Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gains			$ (31,098)	$ (108,271)
Total realized and unrealized gains (losses) on derivative instruments	$ (2,168)	$ (6,128)	17,981	(43,173)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(42,271)	0	(42,271)	(25,733)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,744)	(4,234)	(4,926)	(16,369)
Unrealized gains	43,966	41,653	49,734	91,749
Total realized and unrealized gains (losses) on derivative instruments	$ (49)	$ 37,419	$ 2,537	$ 49,647